Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of reconciliation of derivative liability

Derivative liability as of June 30, 2020	$1,590,638
Initial derivative liability accounted for convertible notes payable issued during the period ended March 31, 2021	512,993
True-up adjustment in debt discount and derivative liability	37,360
Change in derivative liability during the period	887,301
Reclassify derivative liability associated with Notes converted into loss on debt conversion account	(1,716,114)
Balance at March 31, 2021	1,312,178

Derivative liability as of June 30, 2018	$1,765,187
Initial derivative liability accounted for convertible notes payable issued during the period ended June 30, 2019	1,565,535
Change in derivative liability during the period	712,627
Reclassify derivative liability associated with Notes converted	(2,736,601)
Derivative liability as of June 30, 2019	$1,306,748
Initial derivative liability accounted for convertible notes payable issued during the period ended June 30, 2020	1,723,883
Change in derivative liability during the period	(858,774)
Reclassify derivative liability associated with Notes converted	(581,219)
Balance at June 30, 2020	$1,590,638